Reversal of loss Allowance/(loss allowance) on trade receivables	9 Months Ended
Sep. 30, 2022
Reversal of loss Allowance/(loss allowance) on trade receivables
Reversal of loss Allowance/(loss allowance) on trade receivables

8.Reversal of loss allowance/(loss allowance) on trade receivables

The net credit for the nine months ended September 30, 2022 of $3.4 million (nine months ended September 30, 2021: net credit of $37.6 million) and the net credit for the three months ended September 30, 2022 of $1.6 million (three months ended September 30, 2021: net credit of $1.0 million) arises in respect of loss allowances for trade receivables. This represents the net impact of the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful partially offset by new or increased provisions for balances now assessed as doubtful. During the nine months period ended September 30, 2021, there was a non-recurring $36.5 million reversal of loss allowance in respect of one Key Customer due to improvement of collections.